Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ (8,010)	$ (9,187)	$ (8,858)
Ending balance	(8,489)	(8,010)	(9,187)
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(41,315)	(39,794)	(39,511)
Additions	4,586	2,668	4,112
Disposals	(302)	(1,194)	(3,885)
Reclassification		0
Exchange difference	(336)	47	56
Ending balance	(45,263)	(41,315)	(39,794)
Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,305	30,607	30,653
Disposals	278	683	3,850
Reclassification		0
Exchange difference	(232)	27	52
Depreciation charge for the year	3,979	3,354	3,677
Impairment			75
Ending balance	36,774	33,305	30,607
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(151)	(107)	(120)
Ending balance	(84)	(151)	(107)
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,437)	(1,340)	(1,271)
Additions	15	16	78
Disposals	0	(20)	(14)
Reclassification		94
Exchange difference	(35)	7	5
Ending balance	(1,417)	(1,437)	(1,340)
Leasehold improvements | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,286	1,233	1,151
Disposals	0	12	14
Reclassification		(19)
Exchange difference	(20)	1	4
Depreciation charge for the year	67	45	92
Impairment			0
Ending balance	1,333	1,286	1,233
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,037)	(4,112)	(4,605)
Ending balance	(5,409)	(4,037)	(4,112)
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28,842)	(27,435)	(29,203)
Additions	3,891	1,842	1,594
Disposals	(175)	(415)	(3,401)
Reclassification		0
Exchange difference	(178)	(20)	39
Ending balance	(32,380)	(28,842)	(27,435)
Plant and equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,805	23,323	24,598
Disposals	153	372	3,389
Reclassification		0
Exchange difference	(122)	(15)	36
Depreciation charge for the year	2,441	1,869	2,003
Impairment			75
Ending balance	26,971	24,805	23,323
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(448)	(312)	(84)
Ending balance	(394)	(448)	(312)
IT and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,342)	(4,006)	(3,634)
Additions	222	373	367
Disposals	(54)	(3)	(7)
Reclassification		(94)
Exchange difference	(123)	60	12
Ending balance	(4,387)	(4,342)	(4,006)
IT and office equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,894	3,694	3,550
Disposals	52	3	6
Reclassification		19
Exchange difference	(90)	41	12
Depreciation charge for the year	241	181	138
Impairment			0
Ending balance	3,993	3,894	3,694
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,374)	(4,656)	(4,049)
Ending balance	(2,602)	(3,374)	(4,656)
Right of use | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,694)	(7,013)	(5,403)
Additions	458	437	2,073
Disposals	(73)	(756)	(463)
Reclassification		0
Exchange difference	0	0	0
Ending balance	(7,079)	(6,694)	(7,013)
Right of use | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,320	2,357	1,354
Disposals	73	296	441
Reclassification		0
Exchange difference	0	0	0
Depreciation charge for the year	1,230	1,259	1,444
Impairment			0
Ending balance	$ 4,477	$ 3,320	$ 2,357